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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2001
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               ----
         This Amendment [Check only one]:       [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     BVF Inc.
         -----------------------------------------------------
Address:  227 West Monroe Street, Suite 4800
         -----------------------------------------------------
          Chicago, Illinois  60606
         -----------------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark N. Lampert
         -----------------------------------------------------
Title:    President
         -----------------------------------------------------
Phone:    (312) 263-7777
         -----------------------------------------------------

Signature, Place and Date of Signing:

    /s/  Mark N. Lampert     San Francisco, California       8/14/01
   -------------------------------------------------------------------
         [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                  Page 1 of 4
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[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:          1
                                         --------------------
Form 13F Information Table Entry Total:     27
                                         --------------------
Form 13F Information Table Value Total:     $136,037
                                         --------------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.           Form 13F File Number      Name

           1.           28-6770                   BVF Partners L.P.






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
                                                                                                                 ----------------
                                                           FORM 13F                                               (SEC USE ONLY)

                                              Name of Reporting Manager: BVF Inc.
                                                                                                                 ----------------

             Column 1:           Column 2:  Column 3: Column 4:       Column 5:      Column 6:  Column 7:        Column 8:
------------------------------ ------------ --------- --------- -------------------- ---------- --------- -----------------------
                                 Title of              Value      Shrs     Sh/  Put/ Investment  Other         Voting Authority
          Name of Issuer          Class       CUSIP   (x$1000)     Prn     Prn  Call Discretion Managers   Sole    Shared    None
------------------------------ ------------ --------- --------- ---------- ---- ---- ---------- --------- -------- -------- -----
---------------------------------------------------------------------------------------------------------------------------------
Aclara Biosciences Inc.         Com         00461P106      366      37,000   Sh        Defined     1       37,000
---------------------------------------------------------------------------------------------------------------------------------
Advanced Magnetics Inc.         Com         00753P103    3,623     852,433   Sh        Defined     1      852,433
---------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution     Com         03823E108      655      52,500   Sh        Defined     1       52,500
---------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc.      Com         040047102      338      11,100   Sh        Defined     1       11,100
---------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc.            Com         04269X105      820      90,100   Sh        Defined     1       90,100
---------------------------------------------------------------------------------------------------------------------------------
Atherogenics Inc.               Com         047439104   14,592   2,432,070   Sh        Defined     1    2,432,070
---------------------------------------------------------------------------------------------------------------------------------
Autoimmune Inc.                 Com         052776101   12,048   3,011,978   Sh        Defined     1    3,011,978
---------------------------------------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals        Com         09058V103   11,153   1,729,200   Sh        Defined     1    1,729,200
---------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.               Com         150921104    1,544      75,300   Sh        Defined     1       75,300
---------------------------------------------------------------------------------------------------------------------------------
Connetics Corp.                 CL A        208192104   10,712   1,413,200   Sh        Defined     1    1,413,200
---------------------------------------------------------------------------------------------------------------------------------
Cortech Inc.                    Com New     22051J308    3,166     711,566   Sh        Defined     1      711,566
---------------------------------------------------------------------------------------------------------------------------------
Corvas Int'l Inc.               Com         221005101    6,277     532,870   Sh        Defined     1      532,870
---------------------------------------------------------------------------------------------------------------------------------
Epimmune Inc.                   Com         29425Y101      396     105,700   Sh        Defined     1      105,700
---------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies S.A.        Sponsored   338488109    3,000   1,250,000   Sh        Defined     1    1,250,000
                                ADR
---------------------------------------------------------------------------------------------------------------------------------
Genome Therapeutics Corp.       Com         372430108    5,795     390,500   Sh        Defined     1      390,500
---------------------------------------------------------------------------------------------------------------------------------
Lexicon Genetics Inc            Com         528872104    2,390     191,200   Sh        Defined     1      191,200
---------------------------------------------------------------------------------------------------------------------------------
Maxygen Inc.                    Com         577776107    6,472     333,600   Sh        Defined     1      333,600
---------------------------------------------------------------------------------------------------------------------------------
Microcide Pharmaceutcls. Inc.   Com         595018102    3,803     975,007   Sh        Defined     1      975,007
---------------------------------------------------------------------------------------------------------------------------------
Neurogen Corp.                  Com         64124E106    9,847     429,049   Sh        Defined     1      429,049
---------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc.        Com         671040103    5,576     106,036   Sh        Defined     1      106,036
---------------------------------------------------------------------------------------------------------------------------------
Repligen Corp.                  Com         759916109    4,533   1,888,600   Sh        Defined     1    1,888,600
---------------------------------------------------------------------------------------------------------------------------------
Sonus Pharmaceuticals Inc.      Com         835692104      101      31,000   Sh        Defined     1       31,000
---------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.   Com         87156R109   10,587   1,616,383   Sh        Defined     1    1,616,383
---------------------------------------------------------------------------------------------------------------------------------
Telik Inc.                      Com         87959M109       99      10,000   Sh        Defined     1       10,000
---------------------------------------------------------------------------------------------------------------------------------
Zonagen Inc.                    Com         98975L108    1,922     626,200   Sh        Defined     1      626,200
---------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTAL                                           119,815
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
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
                                                                                                                 ----------------
                                                           FORM 13F                                               (SEC USE ONLY)

                                              Name of Reporting Manager: BVF Inc.
                                                                                                                 ----------------

             Column 1:           Column 2:  Column 3: Column 4:       Column 5:      Column 6:  Column 7:        Column 8:
------------------------------ ------------ --------- --------- -------------------- ---------- --------- -----------------------
                                 Title of              Value      Shrs     Sh/  Put/ Investment  Other         Voting Authority
          Name of Issuer          Class       CUSIP   (x$1000)     Prn     Prn  Call Discretion Managers   Sole    Shared    None
------------------------------ ------------ --------- --------- ---------- ---- ---- ---------- --------- -------- -------- -----
---------------------------------------------------------------------------------------------------------------------------------
AMGEN Pharmaceuticals           Common      031162100    6,068     100,000   Put       Defined     1
---------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.      Common      449370105   10,154     150,000   Put       Defined     1
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTAL                                            16,222
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CUMULATIVE TOTAL                                       136,037
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